Shareholders' equity - Movement in number of ordinary shares (Details)	6 Months Ended
	Mar. 31, 2020 AUD ($) $ / shares shares	Sep. 30, 2019 $ / shares shares	Mar. 31, 2019 $ / shares shares	Mar. 31, 2018 $ / shares
Reconciliation of movement in number of ordinary shares
Share issuances | $	$ 2,751,000,000
Ordinary shares
Shareholders' equity
Par value	$ 0
Number of votes per ordinary shares	1
Reconciliation of movement in number of ordinary shares
Number of shares outstanding at beginning of period | shares	3,489,928,773	3,447,571,023	3,434,796,711
Share issuances | $	$ 110,919,861
Dividend reinvestment plan | shares	10,836,236	42,357,750	12,774,312
Issued shares for the period | shares	121,756,097	42,357,750	12,774,312
Number of shares outstanding at end of period | shares	3,611,684,870	3,489,928,773	3,447,571,023
Average price per share	$ 24.81
Dividend reinvestment plan - price per share for current year interim dividend			$ 27.36
Dividend reinvestment plan - price per share for prior year final dividend		$ 25.17		$ 25.82